Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions
Schedule of related party transactions

EURm	2020	2019	2018
Share of results	22	12	12
Dividend income	5	6	1
Share of shareholders' equity	233	165	145
Sales	115	153	167
Purchases	(177)	(193)	(159)
Trade receivables	31	22	58
Trade payables	(26)	(38)	(32)

Schedule of compensation

Compensation information for the President and CEO:

EUR	Base salary/fee	Cash incentive payments	Share-based payment expenses(1)	Pension expenses	Total
2020
Pekka Lundmark, from August 1, 2020	541 667	573 068	1 063 164	211 050	2 388 949
Rajeev Suri, until July 31, 2020 (2)	759 365	945 697	1 276 825	341 591	3 323 478
2019
Rajeev Suri	1 300 000	637 163	2 265 547	353 846	4 556 556
2018
Rajeev Suri	1 050 000	873 862	1 978 268	312 607	4 214 737
(1)	Represents the expense for all outstanding equity grants recorded during the year.
(2)	Upon stepping down from his role as CEO, the Group recorded termination benefits, EUR 5 122 317, for Rajeev Suri according to terms of his exit agreement.

Total remuneration awarded to the Group Leadership Team for their time as members of the Group Leadership Team:

EURm	2020	2019	2018
Short-term benefits	27	24	23
Post-employment benefits(1)	2	1	1
Share-based payments	9	8	6
Termination benefits(2)	10	–	5
Total	48	33	35

(1) The members of the Group Leadership Team participate in the local retirement programs applicable to employees in the country where they reside.

(2) Includes both termination payments and payments made under exceptional contractual arrangements for lapsed equity awards.

Board of Directors’ compensation

The annual remuneration paid to the members of the Board of Directors, as decided by the Annual General Meetings in the respective years:

	2020			2019			2018
	Annual	Meeting	Shares	Annual	Meeting	Shares	Annual	Meeting	Shares
	fee(1)	fees (2)	received(3)	fee(1)	fees	received(3)	fee(1)	fees	received(3)
	EUR	EUR	number	EUR	EUR	number	EUR	EUR	number
Sari Baldauf, Chair	440 000	5 000	48 523	185 000	12 000	16 261	160 000	–	12 636
Kari Stadigh, Vice Chair	185 000	11 000	20 401	160 000	12 000	14 063	160 000	10 000	12 636
Bruce Brown(4)	190 000	22 000	20 953	190 000	27 000	16 700	190 000	24 000	15 005
Thomas Dannenfeldt(5)	175 000	–	19 299	–	–	–	–	–	–
Jeanette Horan(5)	175 000	20 000	19 299	175 000	22 000	15 382	175 000	20 000	13 820
Louis R. Hughes	–	–	–	–	22 000	–	175 000	24 000	13 820
Edward Kozel(5)(6)	195 000	17 000	21 504	195 000	20 000	17 140	195 000	22 000	15 400
Jean C. Monty	–	–	–	–	–	–	–	14 000	–
Elizabeth Nelson(5)	175 000	17 000	19 299	175 000	25 000	15 382	175 000	17 000	13 820
Olivier Piou	–	11 000	–	175 000	14 000	15 382	185 000	11 000	14 610
Risto Siilasmaa	–	–	–	440 000	–	38 675	440 000	–	34 749
Søren Skou	160 000	11 000	17 644	160 000	–	14 063	–	–	–
Carla Smits-Nusteling(5)	190 000	17 000	20 953	190 000	20 000	16 700	190 000	16 000	15 005
Total	1 885 000	131 000		2 045 000	174 000		2 045 000	158 000

(1)   Annual fees consist of Board member fees and Committee chair and member fees.

(2)   Meeting fees include all meeting fees paid for the term that ended at the Annual General Meeting held on May 27, 2020, and meeting fees accrued and paid in 2020 for the term that began at the same meeting.

(3)   Approximately 40% of each Board member’s annual compensation is paid in Nokia shares purchased from the market, and the remaining approximately 60% is paid in cash.

(4)   Annual fees include EUR 30 000 for Bruce Brown as Chair of the Personnel Committee.

(5)   Annual fees include EUR 30 000 for Carla Smits-Nusteling as Chair and EUR 15 000 for Thomas Dannenfeldt, Jeanette Horan,  Edward Kozel and Elizabeth Nelson as members of the Audit Committee.

(6)   Annual fees include EUR 20 000 for Edward Kozel as Chair of the Technology Committee.